Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 16, 2024 $ / shares shares	May 31, 2023 $ / shares shares	May 22, 2023 $ / shares shares	May 31, 2023 $ / shares shares	Dec. 31, 2025 USD ($)	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 07, 2025 shares	Jun. 28, 2025 $ / shares shares	Dec. 28, 2024 $ / shares shares	Sep. 25, 2024 $ / shares	May 22, 2024 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 30, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized	505,000,000
Common stock, shares authorized	500,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.01	$ 0.01			$ 0.0001
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001						$ 0.0001
Common stock, shares issued						121,476,215	121,476,215						5,700,000
Common stock, shares, outstanding						121,476,215	121,476,215						5,024,802
Preferred stock, shares issued						1,000,000	1,000,000						1,000,000
Preferred stock, shares outstanding						1,000,000	1,000,000						1,000,000
Average share price threshold for annual dividends (in Dollars per share) | $ / shares			$ 11.5				$ 11.5
Share price threshold for Preferred stock dividends consecutive trading days			10	10			10
Dividend common stock percentage							20.00%
Share price baseline for calculating Annual Dividends (in Dollars per share) | $ / shares						$ 10	$ 10
Change of control price, percent							0.08
Dividend rate, percent of appreciation of market price						20.00%	20.00%
Preferred stock dividends, shares amount						121,476,215	121,476,215
Preferred stock conversion ratio							1
Vested warrants outstanding							18,264,876
Common stock price per share (in Dollars per share) | $ / shares				$ 11.5
Consideration issued amount (in Dollars) | $					$ 1,875,642
Cumulative loss change in the fair value (in Dollars) | $												$ 15,600
Common stock	one-to-one
Forecast [Member]
Class of Warrant or Right [Line Items]
Vested warrants outstanding								18,264,876
Number of securities called by public warrants								4,566,219
PIPE Financing [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares							$ 10
Number of securities called by public warrants							36,710,124
Cumulative loss change in the fair value (in Dollars) | $												$ 3,500
NV5 Global, Inc. [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized									5,000,000	5,000,000				5,000,000
Common stock, shares authorized									180,000,000	180,000,000				180,000,000
Common stock, par value (in Dollars per share) | $ / shares										$ 0.01	$ 0.01			$ 0.01
Preferred stock, par value (in Dollars per share) | $ / shares									$ 0.01	$ 0.01				$ 0.01
Common stock, shares issued									67,051,628	65,115,824				63,581,020
Common stock, shares, outstanding									67,051,628	65,115,824				63,581,020
Preferred stock, shares issued									0	0				0
Preferred stock, shares outstanding									0	0				0
Acuren Acquisition [Member]
Class of Warrant or Right [Line Items]
Consideration issued amount (in Dollars) | $							$ 4,000
Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized	5,000,000
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized	1,000,000					1,000,000
Preferred stock, shares issued							1,000,000
Preferred stock, shares outstanding							1,000,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, shares, outstanding							121,476,215
Initial Public Stock Offering | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Vested warrants outstanding		54,975,000		54,975,000
Warrant term		3 years		3 years
Exercise price of warrants (in Dollars per share) | $ / shares		$ 666.6		$ 666.6
Number of securities called by public warrants		58,259,984		58,259,984
Warrant term		four-for-one
Initial Public Stock Offering | Non Founder Director | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Vested warrants outstanding		25,000		25,000
Initial Public Stock Offering | Common Stock [Member] | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares		$ 11.5		$ 11.5
Initial Public Stock Offering | Minimum | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Mandatorily redeemable, stock trigger price (in Dollars per share) | $ / shares		0.01		0.01
Initial Public Stock Offering | Maximum | Common Stock And Series A Preferred Stock
Class of Warrant or Right [Line Items]
Mandatorily redeemable, stock trigger price (in Dollars per share) | $ / shares		$ 18		$ 18
Initial Public Stock Offering | Series A Preferred Stock
Class of Warrant or Right [Line Items]
Number of shares issued in initial public offering			1,000,000
Share price (in Dollars per share) | $ / shares			$ 10.5